TRANSACTIONS WITH RELATED PARTIES (Schedule of Transactions with Related Parties) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) ITEM	Dec. 31, 2014 USD ($) ITEM	Dec. 31, 2013 USD ($) ITEM
Senior management [Member]
Related Party Transaction [Line Items]
Compensation and benefits, including benefit component of option grants | $	$ 1,236	$ 1,213	$ 1,237
Number of individuals to which this benefit related | ITEM	5	5	5
Chairman of the Board [Member]
Related Party Transaction [Line Items]
Compensation and benefits, including benefit component of option grants | $	$ 173	$ 188	$ 112
Number of individuals to which this benefit related | ITEM	1	1	1
Directors [Member]
Related Party Transaction [Line Items]
Compensation and benefits, including benefit component of option grants | $	$ 161	$ 131	$ 169
Number of individuals to which this benefit related | ITEM	5	5	5